Employee Benefit Plans (Components of Net Pension Cost (Income)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Plans And Other Postretirement Benefits [Abstract]
Service cost benefits earned during the period	$ 64	$ 68
Interest cost on projected benefit obligation	279	303
Actual return on assets	(441)	(416)
Net amortization and deferral
Net periodic pension cost	$ (98)	$ (45)